Condensed Consolidating Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues	$ 427,898	$ 418,498	$ 419,800	$ 361,026	$ 398,475	$ 399,345	$ 397,078	$ 346,362	$ 1,627,222	$ 1,541,260	$ 1,500,294
Operating expenses
Type of Cost Good or Service [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Direct advertising expenses									$ 561,848	$ 540,880	$ 525,597
General and administrative expenses									289,428	276,229	269,423
Corporate expenses									82,896	62,344	76,366
Depreciation and amortization									225,261	211,104	204,958
Loss (gain) on disposition of assets and investments									7,233	(4,664)	(15,095)
Total Operating Expenses									1,166,666	1,085,893	1,061,249
Operating income									460,556	455,367	439,045
Income before income tax expense									315,929	326,906	312,165
Income tax expense									10,697	9,230	13,356
Net income									305,232	317,676	298,809
Statements of Comprehensive Income
Net income									305,232	317,676	298,809
Comprehensive income									$ 303,942	$ 319,602	$ 299,363
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Type of Revenue [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues									$ 1,627,222	$ 1,541,260	$ 1,500,294
Operating expenses
Type of Cost Good or Service [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Direct advertising expenses									$ 561,848	$ 540,880	$ 525,597
General and administrative expenses									289,428	276,229	269,423
Corporate expenses									82,497	61,962	75,994
Depreciation and amortization									225,261	211,104	204,958
Loss (gain) on disposition of assets and investments									7,233	(4,664)	(15,095)
Total Operating Expenses									1,166,267	1,085,511	1,060,877
Operating income									460,955	455,749	439,417
Interest expense (income), net									129,198	128,390	123,682
Other expenses									15,429	71	3,198
Income before income tax expense									316,328	327,288	312,537
Income tax expense									10,697	9,230	13,356
Net income									305,631	318,058	299,181
Statements of Comprehensive Income
Net income									305,631	318,058	299,181
Foreign currency translation adjustments									(1,290)	1,926	554
Comprehensive income									$ 304,341	$ 319,984	$ 299,735
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Lamar Media [Member]
Type of Revenue [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Operating expenses
Type of Cost Good or Service [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Equity in (earnings) loss of subsidiaries									$ (450,791)	$ (446,520)	$ (426,053)
Interest expense (income), net									129,731	128,391	123,674
Other expenses									15,429	71	3,198
Income before income tax expense									305,631	318,058	299,181
Net income									305,631	318,058	299,181
Statements of Comprehensive Income
Net income									305,631	318,058	299,181
Comprehensive income									$ 305,631	$ 318,058	$ 299,181
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Type of Revenue [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues									$ 1,579,619	$ 1,494,275	$ 1,450,997
Operating expenses
Type of Cost Good or Service [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Direct advertising expenses									$ 537,269	$ 512,247	$ 497,011
General and administrative expenses									280,874	266,798	259,152
Corporate expenses									80,861	60,830	74,587
Depreciation and amortization									219,341	201,424	197,117
Loss (gain) on disposition of assets and investments									(576)	(5,704)	(15,365)
Total Operating Expenses									1,117,769	1,035,595	1,012,502
Operating income									461,850	458,680	438,495
Interest expense (income), net									(99)	(5)	(6)
Income before income tax expense									461,949	458,685	438,501
Income tax expense									7,879	7,069	11,258
Net income									454,070	451,616	427,243
Statements of Comprehensive Income
Net income									454,070	451,616	427,243
Comprehensive income									$ 454,070	$ 451,616	$ 427,243
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Type of Revenue [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues									$ 50,352	$ 51,332	$ 53,190
Operating expenses
Type of Cost Good or Service [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Direct advertising expenses									$ 27,307	$ 31,277	$ 31,197
General and administrative expenses									8,554	9,431	10,271
Corporate expenses									1,636	1,132	1,407
Depreciation and amortization									5,920	9,680	7,841
Loss (gain) on disposition of assets and investments									7,809	1,040	270
Total Operating Expenses									51,226	52,560	50,986
Operating income									(874)	(1,228)	2,204
Interest expense (income), net									(413)	1,707	1,296
Income before income tax expense									(461)	(2,935)	908
Income tax expense									2,818	2,161	2,098
Net income									(3,279)	(5,096)	(1,190)
Statements of Comprehensive Income
Net income									(3,279)	(5,096)	(1,190)
Foreign currency translation adjustments									(1,290)	1,926	554
Comprehensive income									$ (4,569)	$ (3,170)	$ (636)
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Eliminations [Member]
Type of Revenue [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues									$ (2,749)	$ (4,347)	$ (3,893)
Operating expenses
Type of Cost Good or Service [Extensible List]									us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Direct advertising expenses									$ (2,728)	$ (2,644)	$ (2,611)
Total Operating Expenses									(2,728)	(2,644)	(2,611)
Operating income									(21)	(1,703)	(1,282)
Equity in (earnings) loss of subsidiaries									450,791	446,520	426,053
Interest expense (income), net									(21)	(1,703)	(1,282)
Income before income tax expense									(450,791)	(446,520)	(426,053)
Net income									(450,791)	(446,520)	(426,053)
Statements of Comprehensive Income
Net income									(450,791)	(446,520)	(426,053)
Comprehensive income									$ (450,791)	$ (446,520)	$ (426,053)